UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
July 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (98.11%)
CONSUMER DISCRETIONARY – (17.41%)
Consumer Durables & Apparel – (5.70%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	74,710	$7,313,983
Hunter Douglas N.V. (Netherlands)	11,310	466,434
		7,780,417
Consumer Services – (2.41%)
Ctrip.com International, Ltd., ADR (China)*	89,800	3,289,374
Media – (6.13%)
Grupo Televisa S.A.B., ADR (Mexico)	83,710	2,268,541
Liberty Global PLC, Series C *	30,240	2,333,923
Walt Disney Co.	58,160	3,760,044
		8,362,508
Retailing – (3.17%)
Netflix Inc. *	3,240	791,467
Vipshop Holdings Ltd., ADS (China)*	83,730	3,526,708
		4,318,175
	Total Consumer Discretionary	23,750,474
CONSUMER STAPLES – (10.43%)
Food & Staples Retailing – (1.45%)
Brasil Pharma S.A. (Brazil)*	456,800	1,982,300
Food, Beverage & Tobacco – (8.98%)
Coca-Cola Co.	89,850	3,601,188
Diageo PLC (United Kingdom)	20,441	638,709
Heineken Holding N.V. (Netherlands)	81,249	5,097,505
Lindt & Spruengli AG - Participation Certificate (Switzerland)	741	2,911,315
		12,248,717
	Total Consumer Staples	14,231,017
ENERGY – (1.31%)
Schlumberger Ltd.	21,930	1,783,567
	Total Energy	1,783,567
FINANCIALS – (12.05%)
Banks – (2.28%)
Commercial Banks – (2.28%)
China Merchants Bank Co., Ltd. - H (China)	713,178	1,197,274
Wells Fargo & Co.	43,960	1,912,260
		3,109,534
Diversified Financials – (3.03%)
Capital Markets – (1.89%)
CETIP S.A. - Mercados Organizados (Brazil)	77,320	779,521
Charles Schwab Corp.	81,290	1,795,696
		2,575,217
Diversified Financial Services – (1.14%)
Groupe Bruxelles Lambert S.A. (Belgium)	14,543	1,183,473
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,176	370,533
		1,554,006
		4,129,223
Insurance – (3.95%)
Property & Casualty Insurance – (3.95%)
Berkshire Hathaway Inc., Class B *	46,460	5,383,320

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (2.79%)
Hang Lung Group Ltd. (Hong Kong)	739,530	$3,814,173
	Total Financials	16,436,250
HEALTH CARE – (12.85%)
Health Care Equipment & Services – (11.26%)
Diagnosticos da America S.A. (Brazil)	427,210	2,237,780
Essilor International S.A. (France)	12,932	1,446,863
IDEXX Laboratories, Inc. *	16,968	1,662,949
Laboratory Corp. of America Holdings *	28,140	2,722,264
Sinopharm Group Co. - H (China)	495,880	1,361,886
UnitedHealth Group Inc.	81,250	5,919,063
		15,350,805
Pharmaceuticals, Biotechnology & Life Sciences – (1.59%)
Sinovac Biotech Ltd. (China)*	551,218	2,174,555
	Total Health Care	17,525,360
INDUSTRIALS – (19.41%)
Capital Goods – (8.67%)
Brenntag AG (Germany)	9,860	1,619,980
PACCAR Inc.	70,470	3,964,995
Schneider Electric S.A. (France)	68,290	5,433,714
Textron Inc.	29,160	798,401
		11,817,090
Transportation – (10.74%)
C.H. Robinson Worldwide, Inc.	11,350	676,630
China Merchants Holdings International Co., Ltd. (China)	627,081	1,960,740
Expeditors International of Washington, Inc.	45,360	1,829,142
Kuehne & Nagel International AG (Switzerland)	41,755	5,053,282
Wesco Aircraft Holdings, Inc. *	262,340	5,133,994
		14,653,788
	Total Industrials	26,470,878
INFORMATION TECHNOLOGY – (13.58%)
Software & Services – (13.58%)
Angie's List Inc. *	151,880	3,343,638
Google Inc., Class A *	9,278	8,238,122
NetEase, Inc., ADR (China)	19,000	1,210,490
Oracle Corp.	22,920	741,576
SINA Corp. (China)*	26,200	1,806,621
SouFun Holdings Ltd., Class A, ADR (China)	38,500	1,338,260
Youku Tudou Inc., ADR (China)*	82,922	1,839,210
		18,517,917
	Total Information Technology	18,517,917
MATERIALS – (8.79%)
Air Products and Chemicals, Inc.	13,130	1,426,443
BHP Billiton PLC (United Kingdom)	45,869	1,311,133
Greatview Aseptic Packaging Co., Ltd. (China)	4,838,020	2,913,192
Monsanto Co.	35,880	3,544,226
Potash Corp. of Saskatchewan Inc. (Canada)	56,550	1,639,950
Rio Tinto PLC (United Kingdom)	25,850	1,162,034
	Total Materials	11,996,978

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2013 (Unaudited)

Shares/Units/Principal			Value
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (2.28%)
	America Movil S.A.B. de C.V., Series L, ADR (Mexico)	148,466	$3,114,817
	Total Telecommunication Services		3,114,817
	TOTAL COMMON STOCK – (Identified cost $111,819,536)		133,827,258
STOCK WARRANTS – (0.55%)
FINANCIALS – (0.55%)
Banks – (0.55%)
	Commercial Banks – (0.55%)
	Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	50,510	747,548
	TOTAL STOCK WARRANTS – (Identified cost $387,055)		747,548
SHORT-TERM INVESTMENTS – (1.34%)
	Goldman, Sachs & Co. Joint Repurchase Agreement, 0.08%, 08/01/13, dated 07/31/13, repurchase value of $168,000 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.625%, 09/30/17, total market value $171,360)	$168,000	168,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.08%, 08/01/13, dated 07/31/13, repurchase value of $1,656,004 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.50%, 08/02/13-08/31/16, total market value $1,689,120)	1,656,000	1,656,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,824,000)		1,824,000

	Total Investments – (100.00%) – (Identified cost $114,030,591) – (a)		136,398,806
	Liabilities Less Other Assets – (0.00%)		(1,941)
		Net Assets – (100.00%)	$136,396,865

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $119,018,533. At July 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$23,661,676
	Unrealized depreciation		(6,281,403)
		Net unrealized appreciation	$17,380,273

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
July 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCK – (93.48%)
CONSUMER DISCRETIONARY – (15.36%)
Consumer Durables & Apparel – (7.07%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	37,250	$3,646,712
Hunter Douglas N.V. (Netherlands)	10,370	427,668
		4,074,380
Consumer Services – (3.40%)
Ctrip.com International, Ltd., ADR (China)*	53,500	1,959,705
Media – (2.34%)
Grupo Televisa S.A.B., ADR (Mexico)	49,650	1,345,515
Retailing – (2.55%)
Vipshop Holdings Ltd., ADS (China)*	34,900	1,469,988
	Total Consumer Discretionary	8,849,588
CONSUMER STAPLES – (13.03%)
Food & Staples Retailing – (2.37%)
Brasil Pharma S.A. (Brazil)*	314,600	1,365,218
Food, Beverage & Tobacco – (10.66%)
Heineken Holding N.V. (Netherlands)	52,270	3,279,383
Lindt & Spruengli AG - Participation Certificate (Switzerland)	450	1,768,005
Nestle S.A. (Switzerland)	16,210	1,098,241
		6,145,629
	Total Consumer Staples	7,510,847
ENERGY – (3.58%)
Tenaris S.A., ADR (Italy)	46,350	2,060,257
	Total Energy	2,060,257
FINANCIALS – (9.02%)
Banks – (1.83%)
Commercial Banks – (1.83%)
China Merchants Bank Co., Ltd. - H (China)	628,069	1,054,394
Diversified Financials – (3.54%)
Capital Markets – (0.73%)
CETIP S.A. - Mercados Organizados (Brazil)	42,000	423,433
Diversified Financial Services – (2.81%)
Groupe Bruxelles Lambert S.A. (Belgium)	9,700	789,362
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,160	369,388
RHJ International (Belgium)*	90,547	457,745
		1,616,495
		2,039,928
Real Estate – (3.65%)
Hang Lung Group Ltd. (Hong Kong)	408,000	2,104,286
	Total Financials	5,198,608
HEALTH CARE – (13.92%)
Health Care Equipment & Services – (7.49%)
Diagnosticos da America S.A. (Brazil)	189,800	994,196
Essilor International S.A. (France)	15,610	1,746,484
Shandong Weigao Group Medical Polymer Co. Ltd. - H (China)	310,000	292,589
Sinopharm Group Co. - H (China)	466,800	1,282,021
		4,315,290
Pharmaceuticals, Biotechnology & Life Sciences – (6.43%)
Roche Holding AG - Genusschein (Switzerland)	9,200	2,266,573

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2013 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (Continued)
Sinovac Biotech Ltd. (China)*	365,170	$1,440,596
		3,707,169
	Total Health Care	8,022,459
INDUSTRIALS – (22.23%)
Capital Goods – (12.28%)
ABB Ltd., ADR (Switzerland)	22,590	497,884
Brenntag AG (Germany)	4,300	706,482
Schindler Holding AG - Participation Certificate (Switzerland)	15,200	2,176,239
Schneider Electric S.A. (France)	46,460	3,696,739
		7,077,344
Commercial & Professional Services – (2.81%)
Experian PLC (United Kingdom)	31,300	587,095
Nielsen Holdings N.V.	30,900	1,032,678
		1,619,773
Transportation – (7.14%)
China Merchants Holdings International Co., Ltd. (China)	395,329	1,236,104
Kuehne & Nagel International AG (Switzerland)	23,780	2,877,908
		4,114,012
	Total Industrials	12,811,129
INFORMATION TECHNOLOGY – (7.04%)
Software & Services – (7.04%)
NetEase, Inc., ADR (China)	22,140	1,410,539
SINA Corp. (China)*	11,000	758,505
SouFun Holdings Ltd., Class A, ADR (China)	21,000	729,960
Youku Tudou Inc., ADR (China)*	52,270	1,159,349
		4,058,353
	Total Information Technology	4,058,353
MATERIALS – (6.33%)
BHP Billiton PLC (United Kingdom)	27,680	791,213
Greatview Aseptic Packaging Co., Ltd. (China)	2,517,100	1,515,661
Potash Corp. of Saskatchewan Inc. (Canada)	22,300	646,700
Rio Tinto PLC (United Kingdom)	15,442	694,163
	Total Materials	3,647,737
TELECOMMUNICATION SERVICES – (2.97%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	81,420	1,708,192
	Total Telecommunication Services	1,708,192
TOTAL COMMON STOCK – (Identified cost $47,153,063)		53,867,170
SHORT-TERM INVESTMENTS – (6.35%)
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.08%, 08/01/13, dated 07/31/13, repurchase value of $337,001 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.625%, 09/30/17, total market value $343,740)	$337,000	337,000

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2013 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.08%, 08/01/13, dated 07/31/13, repurchase value of $3,322,007 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.50%, 08/02/13-08/31/16, total market value $3,388,440)	$3,322,000	$3,322,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,659,000)		3,659,000

		Total Investments – (99.83%) – (Identified cost $50,812,063) – (a)	57,526,170
		Other Assets Less Liabilities – (0.17%)	100,661
		Net Assets – (100.00%)	$57,626,831

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $53,856,419. At July 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$7,915,048
		Unrealized depreciation	(4,245,297)
		Net unrealized appreciation	$3,669,751

Please refer to "Notes to Schedule of Investments" on page 7 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	July 31, 2013 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2013 (Unaudited)

Value Measurements – (Continued)

The following is a summary of the inputs used as of July 31, 2013 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis	Davis
	Global	International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer discretionary	$23,750,474	$8,849,588
Consumer staples	14,231,017	7,510,847
Energy	1,783,567	2,060,257
Financials	17,183,798	5,198,608
Health care	17,525,360	8,022,459
Industrials	26,470,878	12,811,129
Information technology	18,517,917	4,058,353
Materials	11,996,978	3,647,737
Telecommunication services	3,114,817	1,708,192
Total Level 1	134,574,806	53,867,170

Level 2 – Other Significant Observable Inputs:
Short-term securities	1,824,000	3,659,000
Total Level 2	1,824,000	3,659,000

Level 3 – Significant Unobservable Inputs:	–	–
Total Investments	$136,398,806	$57,526,170

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended July 31, 2013.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  09/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  09/27/2013

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  09/27/2013